U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

February 3, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Concorde Funds, Inc. (the “Corporation”) File Nos.: 033-17423 and 811-05339

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Corporation on behalf of its series, the Concorde Wealth Management Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from the forms of Prospectus and Statement of Additional Information contained in the most recent amendment to the Corporation’s Registration Statement (i.e. Post-Effective Amendment No. 45 to the Corporation’s Registration Statement on Form N-1A).  Post-Effective Amendment No. 45 was filed electronically via EDGAR on January 26, 2017.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6873.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, Esq.
Assistant Vice President | Counsel
For U.S. Bancorp Fund Services, LLC